Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	As of December 31,
	2024	2025
	RMB	RMB	USD
Receivable from asset disposal	-	17,025	2,434
Deposit	8,000	56,098	8,022
Long-term prepayment for service fee	5,182	5,182	742
Other non-current assets	13,182	78,305	11,198